Offerings - Offering: 1	Mar. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	11,520,738
Proposed Maximum Offering Price per Unit	53.56
Maximum Aggregate Offering Price	$ 617,050,727
Fee Rate	0.01531%
Amount of Registration Fee	$ 94,470.47
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. This Registration Statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder.

(2)
Pursuant to Rule 457(c) of the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $53.56, which is the average of the high and low sale prices of the common stock on March 17, 2025, as reported on the New York Stock Exchange.